EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.05%
29,647	Air Liquide SA	$ 4,962,595
73,074	Anglo American PLC	2,430,085
40,000	Koninklijke DSM NV	4,733,796
12,526	Linde PLC	4,452,241
168,500	Shin-Etsu Chemical Co Ltd	5,469,686
		22,048,403
Communications — 10.18%
1,000,000	Ascential PLC(a)	2,970,493
450,000	CyberAgent Inc	3,812,771
31,451	Delivery Hero SE(a)(b)	1,072,953
219,921	Deutsche Telekom AG	5,329,214
5,474	MercadoLibre Inc(a)	7,215,060
25,000	Nice Ltd Sponsored ADR(a)(c)	5,722,250
130,000	Shopify Inc Class A(a)	6,232,200
39,400	Tencent Holdings Ltd	1,925,451
220,000	Viaplay Group AB(a)(c)	5,624,056
35,942	Wolters Kluwer NV	4,537,214
		44,441,662
Consumer, Cyclical — 9.93%
16,136	adidas AG	2,860,482
100,000	CTS Eventim AG & Co KGaA(a)	6,251,615
18,748	Evolution AB(b)	2,511,828
14,797	Ferguson PLC	1,955,408
5,588	Ferrari NV	1,514,264
36,661	InterContinental Hotels Group PLC	2,399,121
15,084	LVMH Moet Hennessy Louis Vuitton SE	13,845,792
13,500	Shimano Inc	2,340,708
84,600	Sony Group Corp	7,705,654
47,623	Zalando SE(a)(b)	1,995,914
		43,380,786
Consumer, Non-Cyclical — 32.88%
5,029	Adyen NV(a)(b)	8,013,387
78,300	Ajinomoto Co Inc	2,723,890
85,000	Alcon Inc	6,033,940
169,193	Allfunds Group PLC	1,121,249
90,000	Amadeus IT Group SA(a)	6,037,546
6,002	Argenx SE(a)	2,228,885
300,000	Asahi Intecc Co Ltd	5,300,477
75,409	AstraZeneca PLC	10,446,327
32,000	Cochlear Ltd	5,094,407
20,854	Coloplast A/S Class B	2,745,790
27,000	CSL Ltd	5,229,095
170,328	Diageo PLC	7,600,590
250,000	Evotec SE(a)	5,280,542
110,000	Experian PLC	3,620,670
23,744	Genmab A/S(a)	8,975,358
52,793	IDP Education Ltd	972,893
6,211	Lonza Group AG	3,739,020
15,878	L'Oreal SA	7,094,999
122,825	Nestle SA	14,976,121
85,908	Novo Nordisk A/S Class B	13,644,027
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
199,998	Oxford Nanopore Technologies PLC(a)	$ 547,107
135,700	Recruit Holdings Co Ltd	3,732,976
181,842	RELX PLC	5,887,023
36,336	Roche Holding AG	10,382,743
14,577	Straumann Holding AG	2,186,327
		143,615,389
Energy — 0.57%
112,480	Woodside Energy Group Ltd	2,512,818
Financial — 11.09%
113,458	3i Group PLC	2,364,148
723,200	AIA Group Ltd	7,584,457
168,500	DBS Group Holdings Ltd	4,189,203
53,092	Deutsche Boerse AG	10,337,597
89,359	FinecoBank Banca Fineco SpA	1,369,085
45,860	HDFC Bank Ltd ADR	3,057,486
400,000	Intermediate Capital Group PLC	6,035,081
48,698	London Stock Exchange Group PLC	4,728,796
50,000	Macquarie Group Ltd	5,919,977
149,000	Tokio Marine Holdings Inc	2,867,499
		48,453,329
Industrial — 15.62%
358,340	Atlas Copco AB Class A	4,539,575
25,900	Daikin Industries Ltd	4,646,630
30,000	DSV A/S(c)	5,816,927
133,189	Epiroc AB Class A	2,643,805
48,400	Hoya Corp	5,348,797
15,900	Keyence Corp	7,792,729
20,000	MTU Aero Engines AG	5,004,820
350,000	RS Group PLC	3,955,024
36,796	Safran SA	5,447,180
33,020	Schneider Electric SE	5,518,455
160,000	SIG Group AG	4,122,110
20,000	Sika AG	5,609,909
16,916	Spirax-Sarco Engineering PLC	2,482,594
46,086	Vinci SA	5,283,434
		68,211,989
Technology — 11.83%
27,381	ASML Holding NV	18,658,811
17,880	Capgemini SE	3,322,754
40,000	CyberArk Software Ltd(a)	5,919,200
167,903	Keywords Studios PLC	5,708,337
35,000	Kinaxis Inc(a)	4,805,475
85,000	SimCorp A/S	6,429,250
29,391	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2,733,951
33,300	Tokyo Electron Ltd	4,068,131
		51,645,909

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Utilities — 0.67%
233,529	Iberdrola SA(a)	$ 2,909,272
TOTAL COMMON STOCK — 97.82% (Cost $382,091,139)		$427,219,557
PREFERRED STOCK
Industrial — 0.38%
3,972	Sartorius AG	1,674,031
TOTAL PREFERRED STOCK — 0.38% (Cost $1,625,942)		$1,674,031
GOVERNMENT MONEY MARKET MUTUAL FUNDS
239,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 4.89%(e)	239,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.06% (Cost $239,000)		$239,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.38%
$1,567,700	Undivided interest of 1.05% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $1,567,700 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(d)	1,567,700
1,567,700	Undivided interest of 1.05% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $1,567,700 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(d)	1,567,700
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,567,700	Undivided interest of 1.07% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $1,567,700 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(d)	$ 1,567,700
1,328,738	Undivided interest of 1.53% in a repurchase agreement (principal amount/value $87,195,742 with a maturity value of $87,230,620) with Scotia Capital (USA) Inc, 4.80%, dated 3/31/23 to be repurchased at $1,328,738 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 5/31/27 - 2/1/53, with a value of $88,975,233.(d)	1,328,738
TOTAL SHORT TERM INVESTMENTS — 1.38% (Cost $6,031,838)		$6,031,838
TOTAL INVESTMENTS — 99.64% (Cost $389,987,919)		$435,164,426
OTHER ASSETS & LIABILITIES, NET — 0.36%		$1,569,689
TOTAL NET ASSETS — 100.00%		$436,734,115

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at March 31, 2023.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2023.
ADR	American Depositary Receipt
Summary of Investments by Country as of March 31, 2023.
Country	Fair Value	Percentage of Fund Investments
Japan	$55,809,947	12.83%
United Kingdom	54,923,045	12.62
Switzerland	47,050,170	10.81
France	45,475,208	10.45
Germany	39,807,167	9.15
Netherlands	38,172,094	8.77
Denmark	37,611,353	8.64
Australia	19,729,191	4.53
Sweden	15,319,264	3.52
Israel	11,641,450	2.68
Canada	11,037,675	2.54
United States	10,723,079	2.47
Ireland	9,329,007	2.14
Spain	8,946,818	2.06
Hong Kong	7,584,458	1.74
Uruguay	7,215,060	1.66
Singapore	4,189,203	0.96
India	3,057,486	0.70
Italy	2,883,349	0.66
Taiwan	2,733,951	0.63
China	1,925,451	0.44
Total	$435,164,426	100.00%
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$4,452,241	$17,596,162	$—	$22,048,403
Communications	22,140,003	22,301,659	—	44,441,662
Consumer, Cyclical	—	43,380,786	—	43,380,786
Consumer, Non-cyclical	6,033,940	137,581,449	—	143,615,389
Energy	—	2,512,818	—	2,512,818
Financial	3,057,486	45,395,843	—	48,453,329
Industrial	—	68,211,989	—	68,211,989
Technology	19,166,963	32,478,946	—	51,645,909
Utilities	—	2,909,272	—	2,909,272
	54,850,633	372,368,924	—	427,219,557
Preferred Stock	—	1,674,031	—	1,674,031
Government Money Market Mutual Funds	239,000	—	—	239,000
Short Term Investments	—	6,031,838	—	6,031,838
Total Assets	$55,089,633	$380,074,793	$—	$435,164,426

March 31, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2023